Fair Value, Carrying Amounts and Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets [Abstract]
Cash and cash equivalents	$ 650,599	$ 1,219,470
Securities available for sale	481,513	407,713
Held to maturity securities	7,580	10,695
Net loans	4,328,508	4,451,031
Accrued interest receivable	11,492	9,099
Financial liabilities [Abstract]
Demand deposits	838,147	794,878
Interest bearing deposits	4,338,428	4,471,613
Short-term borrowings	122,700	244,686
Accrued interest payable	602	163
Level 1 [Member]
Financial assets [Abstract]
Cash and cash equivalents	650,599	1,219,470
Securities available for sale	0	0
Held to maturity securities	0	0
Net loans	0	0
Accrued interest receivable	189	10
Financial liabilities [Abstract]
Demand deposits	838,147	794,878
Interest bearing deposits	3,325,900	3,477,937
Short-term borrowings	0	0
Accrued interest payable	60	34
Level 2 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	481,513	407,713
Held to maturity securities	7,580	10,695
Net loans	0	0
Accrued interest receivable	1,866	1,235
Financial liabilities [Abstract]
Demand deposits	0	0
Interest bearing deposits	1,012,528	993,676
Short-term borrowings	122,700	244,686
Accrued interest payable	542	129
Level 3 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	0	0
Held to maturity securities	0	0
Net loans	4,328,508	4,451,031
Accrued interest receivable	9,437	7,854
Financial liabilities [Abstract]
Demand deposits	0	0
Interest bearing deposits	0	0
Short-term borrowings	0	0
Accrued interest payable	0	0
Carrying Value [Member]
Financial assets [Abstract]
Cash and cash equivalents	650,599	1,219,470
Securities available for sale	481,513	407,713
Held to maturity securities	7,707	9,923
Federal Reserve Bank and Federal Home Loan Bank stock	5,797	5,604
Net loans	4,687,169	4,394,512
Accrued interest receivable	11,492	9,099
Financial liabilities [Abstract]
Demand deposits	838,147	794,878
Interest bearing deposits	4,354,663	4,473,251
Short-term borrowings	122,700	244,686
Accrued interest payable	$ 602	$ 163